Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Liquidity
Cash and cash equivalents	€ 8,124	€ 9,008	€ 8,898	€ 5,311
Change in cash and cash equivalents over prior period	(883)	109	€ 3,587
Current time deposits and debt securities	3,151	686
Change in current time deposits and debt securities over prior period	2,464
Group liquidity	11,275	9,694
Change in group liquidity over prior period	1,581
Current financial debt	(1,143)	(3,986)
Change in current financial debt over prior period	2,843
Non-current financial debt	(6,612)	(7,778)
Change in non-current financial debt over prior period	1,166
Financial debt	(7,755)	(11,764)
Change in financial debt over prior period	4,009
Net debt	3,521	€ (2,070)
Change in net debt over prior period	€ 5,590